FINANCIAL INSTRUMENTS - Market Risk (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Currency risk
SECURED NOTES
Effect on net income (loss), increase in market price	$ 144,145	$ 322,434
Effect on net income (loss), decrease in market price	$ 144,145	$ 322,434
Increase in market price (in percent)	10.00%	10.00%
Decrease in market price (in percent)	10.00%	10.00%
Equity price risk
SECURED NOTES
Effect on net income (loss), increase in market price	$ 889,556	$ 92,602
Effect on net income (loss), decrease in market price	$ 889,556	$ 92,602
Increase in market price (in percent)	10.00%	10.00%
Decrease in market price (in percent)	10.00%	10.00%